Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting
23. Segment reporting (as adjusted - see Note 3)
The determination of the Company’s business segments is based on the manner in which management monitors the performance of its operations. Effective January 1, 2021, the Company reports four operating segments: Accident & Health (“A&H”), Specialty, Property, and Runoff & Other. Where applicable, all prior periods presented have been revised to conform to this new presentation. Non-underwriting income and expenses are presented as a reconciliation to the Company’s income (loss) before income tax expense. The Company does not manage its assets by segment; accordingly, total assets are not allocated to the segments.
Accident & Health
Global A&H
The Company is a reinsurer of medical expense, travel and personal accident on a treaty or facultative basis worldwide.
Specialty
Specialty lines represent unique risks where the more difficult and unusual risks are underwritten, and much of the market is characterized by a high degree of specialization. The following provides details of Specialty by product line:
Marine & Energy
The Company provides marine & energy reinsurance, primarily written on an excess of loss and proportional basis. Coverage offered includes damage to ships and goods in transit, marine liability lines, and offshore energy industry insurance.
Credit
The Company underwrites mortgage risks both as reinsurance and by retrocession. Mortgage insurance is an insurance policy that compensates lenders or investors for losses arising from the default of a mortgage loan. Mortgage insurance can refer to private mortgage insurance, mortgage life insurance or insurance provided under the credit risk sharing transactions from Fannie Mae and Freddie Mac. In addition to mortgage reinsurance, policies classified as Credit may include trade credit, surety, financial guarantee, residual value insurance and title insurance.
Casualty
Casualty represents a cross section of all casualty lines, including professional liability, transactional liability, general liability, workers compensation, auto, cyber and other casualty classes, written on a proportional and excess of loss basis.
Other Specialty
The principal lines of business included in our Other Specialty line is primarily comprised of multi-line specialty reinsurance and contingency.
Multi-line reinsurance is reinsurance of an underlying portfolio of several different types of insurance or reinsurance risks. The Company focuses on multi-line reinsurance opportunities where the Company has expertise in the underlying lines of business or where the terms and conditions of the reinsurance contract minimize the volatility of the more difficult to analyze classes of business in the portfolio. Contracts that cover more than one line of business will typically be designated as multi-line even if a portion of the underlying business is covered by one of the lines of business listed above. These opportunities can be structured on both a proportional and excess of loss basis.
The Company’s contingency insurance book covers event cancellation and non-appearance.
Property
Property consists of the Company’s underwriting lines of business which offer Property Catastrophe Excess Reinsurance and Property Risk and Pro Rata on a worldwide basis. The following provides details of Property by product line:
Property Catastrophe Excess Reinsurance
Property catastrophe excess reinsurance is comprised of excess of loss and/or proportional coverages to insurance and reinsurance companies and provides protection to an insured for losses from a single catastrophic event or series of events. We carefully monitor and manage our risk aggregations by peril and geography and we seek to manage volatility via portfolio construction and client selection.
Property Risk and Pro Rata
This line of reinsurance primarily consists of exposure to homeowners’ and commercial lines insurance coverage. We provide structured surplus relief transactions covering property exposures where the expected volatility and reinsurance margins are lower.
Runoff & Other
Runoff & Other contracts consist of loss portfolio transfers, adverse development covers and other forms of reserve reinsurance providing indemnification of loss and loss adjustment expense reserves with respect to past loss events. These contracts can include one or multiple lines of business and cover the potential for changes in estimates of loss and loss adjustment expense reserves related to loss events that have occurred in the past.
The following is a summary of the Company’s operating segment results for the years ended December 31, 2020, 2019 and 2018:

	2020
	A&H	Specialty	Property	Runoff & Other	Total
	($ in thousands)
Gross premiums written	$3,392	$368,722	$187,480	$28,946	$588,540
Net premiums written	3,392	349,783	160,075	28,946	542,196
Net premiums earned	3,207	407,951	171,556	28,138	610,852
Loss and loss adjustment expenses incurred, net	3,319	342,596	119,455	(72)	465,298
Acquisition costs, net	313	112,464	48,744	25,541	187,062
Other underwriting expenses	114	18,744	6,036	5,906	30,800
Net underwriting loss	$(539)	$(65,853)	$(2,679)	$(3,237)	(72,308)
Net investment income					278,938
Net corporate and other expenses					(41,215)
Interest expense					(8,230)
Foreign exchange losses					(5,219)
Income before income tax expense					$151,966

Underwriting ratios (1):
Loss ratio	103.5%	84.0%	69.6%	NM	76.2%
Acquisition cost ratio	9.8%	27.6%	28.4%	NM	30.6%
Other underwriting expense ratio	3.6%	4.6%	3.5%	NM	5.0%
Combined ratio (2)	116.9%	116.2%	101.5%	NM	111.8%
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.
(2)Ratios considered not meaningful ("NM") to Runoff & Other.

	2019
	A&H	Specialty	Property	Runoff & Other	Total
	($ in thousands)
Gross premiums written	$4,587	$420,982	$155,208	$87,637	$668,414
Net premiums written	4,587	412,085	152,729	87,637	657,038
Net premiums earned	4,665	465,426	141,477	88,574	700,142
Loss and loss adjustment expenses incurred, net	3,907	313,750	90,577	(4,735)	403,499
Acquisition costs, net	365	149,497	54,769	90,995	295,626
Other underwriting expenses	156	20,144	4,722	9,075	34,097
Net underwriting income (loss)	$237	$(17,965)	$(8,591)	$(6,761)	(33,080)
Net investment income					282,560
Net corporate and other expenses					(36,285)
Interest expense					(8,228)
Foreign exchange losses					(3,635)
Income before income tax expense					$201,332

Underwriting ratios (1):
Loss ratio	83.8%	67.4%	64.0%	NM	57.6%
Acquisition cost ratio	7.8%	32.1%	38.7%	NM	42.2%
Other underwriting expense ratio	3.3%	4.3%	3.3%	NM	4.9%
Combined ratio (2)	94.9%	103.8%	106.0%	NM	104.7%
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.
(2)Ratios considered not meaningful ("NM") to Runoff & Other.

	2018
	A&H	Specialty	Property	Runoff & Other	Total
	($ in thousands)
Gross premiums written	$3,225	$489,691	$83,051	$74,220	$650,187
Net premiums written	3,225	485,522	83,051	74,220	646,018
Net premiums earned	3,098	466,524	77,208	74,612	621,442
Loss and loss adjustment expenses incurred, net	2,624	315,632	59,411	60,747	438,414
Acquisition costs, net	540	156,533	37,235	12,190	206,498
Other underwriting expenses	93	18,314	2,315	8,945	29,667
Net underwriting loss	$(159)	$(23,955)	$(21,753)	$(7,270)	(53,137)
Net investment loss					(251,433)
Net corporate and other expenses					(16,184)
Interest expense					(8,228)
Foreign exchange gains					7,503
Loss before income tax benefit					$(321,479)

Underwriting ratios (1):
Loss ratio	84.7%	67.7%	76.9%	NM	70.5%
Acquisition cost ratio	17.4%	33.6%	48.2%	NM	33.2%
Other underwriting expense ratio	3.0%	3.9%	3.0%	NM	4.8%
Combined ratio (2)	105.1%	105.2%	128.1%	NM	108.5%
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.
(2)Ratios considered not meaningful ("NM") to Runoff & Other.
The following table lists the number of contracts that individually contributed more than 10% of total gross premiums written for the years ended December 31, 2020, 2019 and 2018 as a percentage of total gross premiums written in the relevant year:

	2020	2019	2018
Largest contract (1)	n/a	14.4%	15.5%
Second largest contract (2)	n/a	n/a	10.7%
Total for contracts contributing greater than 10% each	—%	14.4%	26.2%
Total for contracts contributing less than 10% each	100.0%	85.6%	73.8%
	100.0%	100.0%	100.0%
(1)The largest contract in the years ended December 31, 2019 and 2018 relate to the Specialty segment.
(2)The second largest contract in the year ended December 31, 2018 relates to the Runoff & Other segment.
The following table lists counterparties with whom the Company has reinsurance balances receivable representing more than 10% of the Company’s total reinsurance balances receivable as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
Counterparty 1	$94,131	21.3%	$113,718	23.8%
Counterparty 2	75,336	17.0%	105,732	22.0%
Counterparty 3	46,447	10.5%	88,825	18.6%
	215,914	48.8%	308,275	64.4%
Other counterparties representing less than 10% each	226,021	51.2%	170,177	35.6%
Reinsurance balances receivable	$441,935	100.0%	$478,452	100.0%

Substantially all of the Company’s business is sourced through reinsurance brokers. The following table sets forth the Company’s premiums written by source that individually contributed more than 10% of total gross premiums written for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
Largest broker	$189,097	32.1%	$197,100	29.5%	$224,198	34.5%
Second largest broker	164,569	28.0%	144,611	21.6%	163,336	25.1%
Third largest broker	67,550	11.5%	140,197	21.0%	120,381	18.5%
Fourth largest broker	n/a	n/a	n/a	n/a	70,523	10.8%
Other	167,324	28.4%	186,506	27.9%	71,749	11.1%
	$588,540	100.0%	$668,414	100.0%	$650,187	100.0%
The following table provides a breakdown of the Company’s gross premiums written by domicile of the ceding companies for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
United States	$358,582	60.9%	$361,511	54.1%	$409,584	63.0%
United Kingdom	110,576	18.8%	161,638	24.2%	60,623	9.3%
Bermuda	108,598	18.5%	137,278	20.5%	86,236	13.3%
Other	10,784	1.8%	7,987	1.2%	93,744	14.4%
	$588,540	100.0%	$668,414	100.0%	$650,187	100.0%
The following tables provide a breakdown of the Company’s premiums written from direct business, reinsurance assumed and reinsurance ceded, on both a written and earned basis for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Written premiums:
Direct	$19,039	$—	$—
Assumed	569,501	668,414	650,187
Gross premiums written	588,540	668,414	650,187
Ceded	(46,344)	(11,376)	(4,169)
Net premiums written	$542,196	$657,038	$646,018

	2020	2019	2018
Premiums earned:
Direct	$1,038	$—	$—
Assumed	638,817	710,014	624,834
Gross premiums earned	639,855	710,014	624,834
Ceded	(29,003)	(9,872)	(3,392)
Net premiums earned	$610,852	$700,142	$621,442